Patent and Trademarks (Details Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 26, 2010	Dec. 31, 2014	Jun. 30, 2015	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Accounts payable - related party		$ 570,000	$ 570,000	$ 570,000
Amortizing patent		Straight-line method.
Useful life		17 years
Amortization expense		$ 65,647		$ 57,874
SampleMD Patent Member]
Finite-Lived Intangible Assets [Line Items]
Issuance of common stock: for cash shares	300,000
Stock options	200,000
Shares values	$ 360,000
Expire date	Apr. 30, 2015